Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Impairment losses of long-lived assets	$ 0	$ 0
Impairment of goodwill	$ 0	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 Years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 Years
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	The lesser of the life of the lease or the life of the asset.